S000000549 [Member] Expense Example - Nuveen New Mexico Municipal Bond Fund	May 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 166
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	2,007
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	501
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,479
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 868